Subsequent Events (Details) - USD ($)				1 Months Ended					2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 07, 2022	Aug. 18, 2022	Jul. 16, 2022	Sep. 17, 2022	Aug. 31, 2022	Jul. 31, 2022	Jul. 18, 2022	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Jun. 30, 2022	Oct. 13, 2022	Sep. 19, 2022	Aug. 29, 2022	Aug. 24, 2022	Aug. 01, 2022	Jul. 11, 2022	May 01, 2022	Jun. 30, 2021	Sep. 03, 2019
Subsequent Events (Details) [Line Items]
Working capital					$ 410,785	$ 410,785
Loan bears interest percentage					6.00%	6.00%
Debt Instrument, Maturity Date					Dec. 31, 2024	Dec. 31, 2024				Aug. 25, 2027		Dec. 31, 2024
Loan payable											$ 13,722
Shares, issued (in Shares)								0				0		70,922		350,000	1,000,000	800,000	1,000,000	97,250,000
Underwriter paid			$ 15,000
Promissory note payable						$ 30,000	$ 30,000	$ 30,000	$ 30,000
Principal amount							30,000
Note payable		$ 144,200			$ 900,000		$ 360,000														$ 3,000,000
Common shares, authorized (in Shares)							200,000,000
Received shares of common stock from investor (in Shares)															36,500		1,000,000
Company received		125,000			155,837
Installment payments				$ 16,150
Loan discount		$ 15,450			$ 135,000
Bearing interest		12.00%			1.00%
Maturity date					Aug. 25, 2027
Due date					Aug. 31, 2023
Interest bearing rate					12.00%
Warrant purchase (in Shares)					1,000,000
Price per share (in Dollars per share)					$ 1
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Note payable													$ 175,000
Bearing interest													12.00%
Term of purchase agreement	2 years
Purchase of common stock	$ 5,000,000
Discount rate	80.00%
Shares issued (in Shares)	500,000
Preferred Stockholder [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Note payable													$ 50,000
Bearing interest													12.00%